Long-term debt, current and non-current, textual (Details) $ in Thousands					12 Months Ended
	Sep. 27, 2021	Jun. 22, 2021 USD ($)	Jun. 29, 2020 USD ($)	Dec. 19, 2014 USD ($)	Dec. 31, 2021 USD ($) installment item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 07, 2020 USD ($)
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt | item					30
Debt Instrument, Payment Terms					The loan agreements are repayable in quarterly or semi-annual installments plus one balloon installment per loan agreement to be paid together with the last installment
Debt issuance costs					$ 8,168	$ 2,742
Debt Instrument, Description of Variable Rate Basis					LIBOR plus margin
Aggregate principal amount					$ 101,279		$ 44,000
Long-term Debt, Weighted Average Interest Rate					2.45%	3.02%
Debt Instrument Collateral Amount					$ 600,311
Compensating Balance, Description					Under the secured term loans outstanding as of December 31, 2021, 30 vessels of the Company’s fleet are mortgaged with first preferred or priority ship mortgages, having an aggregate carrying value of $600,311.
Gain on extinguishment of Debt					$ (980)	$ 374
Minimum cash deposits required to be maintained					$ 16,500	20,000
8.375% Senior Unsecured Bond
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Jun. 22, 2021
Debt Instrument, Face Amount					$ 125,000
Debt Instrument, Payment Terms					payable semi-annually in arrears in June and December of each year.
Debt issuance costs					$ 2,080
Debt Instrument, Interest Rate, Stated Percentage		9.50%			8.375%
Debt Instrument, Call Feature					The New Bond is callable in whole or in parts in June 2024 at a price equal to 103.35% of nominal value; between June 2025 to December 2025 at a price equal to 101.675% of the nominal value and after December 2025 at a price equal to 100% of nominal value.
8.375% Senior Unsecured Bond | Officers And Directors
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt					$ 21,000
8.375% Senior Unsecured Bond | In three years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					103.35%
8.375% Senior Unsecured Bond | In four years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					101.675%
8.375% Senior Unsecured Bond | In four and a half years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
9.5% Senior Unsecured Bond
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Sep. 27, 2018
Debt Instrument, Face Amount					$ 100,000
Debt Instrument, Payment Terms					payable semi-annually in arrears in March and September of each year.
Debt Instrument, Interest Rate, Stated Percentage					9.50%
Debt Instrument, Redemption Price, Percentage	103.80%	106.25%
Fees paid					$ 5,272
Gain on extinguishment of Debt					$ (57)
Repurchased bonds		$ 78,838
Nominal value of bond repurchased		74,200						$ 8,000
Debt Instrument, Call Feature					The Bond was callable in whole or in parts in three years at a price equal to 103.8% of nominal value; in four years at a price equal to 101.9% of the nominal value and in four and a half years at a price equal to 100% of nominal value.
Gain (Loss) on Repurchase of Debt Instrument					$ (880)	$ 374
Debt extinguishment, amount		800
Debt refinanced, amount excluding extinguishment		$ 73,400
9.5% Senior Unsecured Bond | Officers And Directors
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt					$ 16,200
9.5% Senior Unsecured Bond | In three years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					103.80%
9.5% Senior Unsecured Bond | In four years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					101.90%
9.5% Senior Unsecured Bond | In four and a half years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
Minimum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage					2.15%
Maximum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage					2.50%
BNP Paribas [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					May 19, 2024
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 53,500
Debt Instrument, Number of installments | installment					14
Debt Instrument, Frequency of Periodic Payments					semi-annual
Debt Instrument, Periodic Payment, Principal					$ 1,574
Debt Instrument, Balloon Payment					$ 31,466
Debt Instrument, Maturity Date					Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis					LIBOR
Loan Margin Percentage					2.00%
BNP Paribas [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 31,466
Debt Instrument, Number of installments | installment					5
Debt Instrument, Frequency of Periodic Payments					semi-annual
Debt Instrument, Periodic Payment, Principal					$ 1,574
Debt Instrument, Balloon Payment					$ 23,596
Debt Instrument, Description of Variable Rate Basis					LIBOR
Loan Margin Percentage					2.50%